Going Concern Uncertainty (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2020
Net loss	$ (2,023)	$ (90)	$ (3,241)	$ (403)	$ (2,047)	$ (259)
Reclassification of debt exceeds currrent assets					25
Unrestricted cash	2,234		2,234
Debt instrument principal amount	$ 3,250		$ 3,250
Debt outstanding reclassified as current liabilities					1,750
Subsequent Event [Member]
Annualized salaries and implemented measures to preserve capital amount							$ 2,200
Avid Bank Term Loan [Member]
Unrestricted cash					3,209
Debt instrument principal amount					$ 2,750
Debt instrument, maturity date					Sep. 28, 2022